S000076294 [Member] Average Annual Total Returns	12 Months Ended	31 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	16.22%
Performance Inception Date		Jun. 01, 2022
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	16.79%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Large Cap Fund
Prospectus [Line Items]
Average Annual Return, Percent	24.77%	17.11%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Large Cap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	16.85%
Performance Inception Date		Jun. 01, 2022
Bridge Builder Tax Managed Large Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.86%	13.37%
Performance Inception Date		Jun. 01, 2022